JPMORGAN TRUST I

277 PARK AVENUE

NEW YORK, NEW YORK 10172

December 4, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorganTrust I (the “Trust”), on behalf of the

J.P. Morgan Funds listed on Appendix A (the “Funds”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Funds listed on Appendix A. These exhibits contain the risk/return summary information in the prospectus and summary prospectuses for the Funds dated November 1, 2019, as supplemented November 25, 2019. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Funds submitted on November 25, 2019.

Please contact the undersigned at 212-648-0152 if you have any questions concerning this filing.

Very truly yours,

/s/ Anthony Geron

Anthony Geron

Assistant Secretary

Appendix A

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase